Related Party Transactions (Details Narrative)			1 Months Ended		8 Months Ended	12 Months Ended
	Mar. 29, 2018 USD ($) $ / shares shares	Oct. 17, 2017 USD ($) $ / shares shares	May 14, 2018 USD ($) $ / shares shares	Dec. 07, 2017 USD ($) $ / shares shares	Aug. 25, 2017 USD ($)	Dec. 31, 2017 Integer	Jan. 08, 2018 USD ($)	Dec. 20, 2017 USD ($)	May 12, 2016 USD ($)
Purchase additional shares	206,000		1,150,500	1,000,000
Sales of stock price per share | $ / shares	$ 0.60		$ .60	$ 0.30
Cash consideration | $	$ 123,600		$ 690,300	$ 300,000
Due to related parties | $					$ 16,403				$ 5,000
Loan interest rate					8.00%	8.00%
Accrued interest | $							$ 0	$ 879
Number of debt holders | Integer						3
Amir Uziel [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share | $ / shares		$ 0.01
Cash consideration | $		$ 26,000
Attribute Ltd [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share | $ / shares		$ 0.01
Cash consideration | $		$ 26,000
Lavi Krasney [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share | $ / shares		$ 0.01
Cash consideration | $		$ 26,000
Kfir Silberman [Member]
Purchase additional shares		650,000
Additional shares issued		2,600,000
Sales of stock price per share | $ / shares		$ 0.01
Cash consideration | $		$ 26,000